CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	[1]	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues		¥ 6,994,328	$ 985,131	¥ 9,264,351		¥ 11,351,446
Cost of revenues (1)		(6,179,125)	(870,312)	(8,610,726)		(9,751,160)
Gross profit		815,203	114,819	653,625		1,600,286
Operating expenses (1)
Research and development expenses		(578,610)	(81,496)	(684,446)		(818,882)
Sales and marketing expenses		(440,605)	(62,058)	(530,482)		(759,507)
General and administrative expenses		(320,838)	(45,189)	(341,243)		(326,772)
Total operating expenses		(1,340,053)	(188,743)	(1,556,171)		(1,905,161)
Other income		81,258	11,445	166,307		274,704
Operating loss		(443,592)	(62,479)	(736,239)		(30,171)
Impairment loss of investments		(225,800)	(31,803)	(55,201)	[2]	0
Interest income and short-term investments income		479,681	67,562	298,205		247,009
Gain on fair value change of investment		0	0	7,602	[2]	44,161
Goodwill impairment		0	0	(34,640)	[2]	0
Foreign currency exchange losses, net		(1,593)	(224)	(2,516)	[2]	(1,480)
Income (loss) before income tax expenses		(191,304)	(26,944)	(522,789)		259,519
Income tax expenses		(13,215)	(1,861)	(24,364)		(55,227)
Income (loss) before share of income (loss) in equity method investments, net of income taxes		(204,519)	(28,805)	(547,153)		204,292
Share of income (loss) in equity method investments, net of income taxes		0	0	(520)	[2]	379,207
Net income (loss) attributable to HUYA Inc.		(204,519)	(28,805)	(547,673)		583,499
Net income (loss) attributable to ordinary shareholders		(204,519)	(28,805)	(547,673)		583,499
Net income (loss)		(204,519)	(28,805)	(547,673)		583,499
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax		143,329	20,187	628,390		(148,562)
Unrealized securities holding gain (loss), net of tax		(20,824)	(2,933)	85,997		0
Total comprehensive income (loss) attributable to HUYA Inc.		¥ (82,014)	$ (11,551)	¥ 166,714		¥ 434,937
Net income (loss) per share
Basic | (per share)	[3]	¥ (0.84)	$ (0.12)	¥ (2.27)		¥ 2.45
Diluted | (per share)	[3]	¥ (0.84)	$ (0.12)	¥ (2.27)		¥ 2.41
Weighted average number of shares used in calculating net income (loss) per share
Basic	[3]	243,025,428	243,025,428	241,437,842		238,198,117
Diluted	[3]	243,025,428	243,025,428	241,437,842		241,790,445
ADS
Net income (loss) per share
Basic | (per share)	[3]	¥ (0.84)	$ (0.12)	¥ (2.27)		¥ 2.45
Diluted | (per share)	[3]	¥ (0.84)	$ (0.12)	¥ (2.27)		¥ 2.41
Weighted average number of shares used in calculating net income (loss) per share
Basic	[3]	243,025,428	243,025,428	241,437,842		238,198,117
Diluted	[3]	243,025,428	243,025,428	241,437,842		241,790,445
Live streaming
Net revenues
Total net revenues		¥ 6,450,782	$ 908,574	¥ 8,195,907		¥ 10,186,204
Advertising and others
Net revenues
Total net revenues		¥ 543,546	$ 76,557	¥ 1,068,444		¥ 1,165,242

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[3]	Each ADS represents one Class A ordinary share.